UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03310

Name of Fund:  Retirement Reserves Money Fund of Retirement Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Retirement Reserves

            Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 47.3%
Fannie Mae, 0.88%, 03/28/18 - 10/12/18	$15,850	$15,817,866
Federal Farm Credit Bank Variable Rate Notes(a):
(1 mo. LIBOR US + 0.18%), 1.74%, 4/04/18	5,000	4,999,913
(1 mo. LIBOR US + 0.20%), 1.75%, 6/18/18	5,325	5,325,211
Federal Farm Credit Discount Notes, 1.54%, 08/10/18(b)	605	600,121
Federal Home Loan Bank, 0.88%, 03/19/18	15,500	15,494,379
Federal Home Loan Bank Discount Notes(b):
1.20%, 2/02/18	8,500	8,499,433
1.22%, 2/07/18	6,500	6,498,464
1.14%, 2/14/18	9,700	9,695,722
1.30%, 2/15/18	5,815	5,811,850
1.09%, 2/16/18	7,595	7,591,354
1.32%, 2/21/18	5,945	5,940,419
1.13%, 02/23/18 - 03/02/18	14,960	14,947,806
1.27%, 02/28/18	17,425	17,407,795
1.31%, 3/07/18	7,110	7,100,986
1.33%, 3/09/18	7,810	7,799,364
1.18%, 3/21/18	6,545	6,534,532
1.26%, 03/23/18	13,595	13,570,818
1.34%, 3/27/18	5,270	5,259,211
1.36%, 4/03/18	8,595	8,574,869
1.42%, 4/06/18	4,980	4,967,322
1.43%, 4/11/18	1,540	1,535,733
1.47%, 5/01/18	5,265	5,245,783
1.64%, 08/01/18	8,440	8,370,450
Federal Home Loan Bank Variable Rate Notes:
(3 mo. LIBOR US - 0.33%), 1.23%, 3/13/18(a)	8,680	8,680,000
(1 mo. LIBOR US - 0.14%), 1.42%, 04/13/18 - 06/05/18(a)	24,560	24,560,000
(1 mo. LIBOR US - 0.15%), 1.41%, 4/17/18(a)	8,005	8,005,000
(3 mo. LIBOR US - 0.35%), 1.05%, 5/09/18(a)	4,000	4,000,000
(3 mo. LIBOR US - 0.16%), 1.32%, 5/30/18(a)	7,345	7,345,000
(1 mo. LIBOR US - 0.04%), 1.51%, 07/09/18(a)	10,000	10,000,000
1.42%, 8/22/18(c)	1,250	1,250,009
(1 mo. LIBOR US - 0.12%), 1.45%, 10/03/18(a)	6,500	6,500,000

Security	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes:
(1 mo. LIBOR US - 0.10%), 1.47%, 11/01/18 - 11/02/18(a)	$20,000	$20,000,000
(1 mo. LIBOR US - 0.09%), 1.46%, 11/08/18(a)	8,000	8,000,000
1.43%, 11/16/18(c)	8,000	8,000,000
(1 mo. LIBOR US - 0.09%), 1.47%, 1/25/19(a)	6,260	6,260,000
1.48%, 2/11/19(c)	1,705	1,705,620
(3 mo. LIBOR US - 0.16%), 1.39%, 6/12/19(a)	2,270	2,269,196
(3 mo. LIBOR US - 0.16%), 1.46%, 06/20/19(a)	6,245	6,245,000
1.47%, 12/19/19(c)	2,935	2,935,000
Freddie Mac Discount Notes, 1.10%, 02/16/18(b)	1,710	1,709,172

Total U.S. Government Sponsored Agency Obligations — 47.3% (Cost — $315,053,398)		315,053,398

U.S. Treasury Obligations — 25.2%
U.S. Treasury Bills(b):
1.20%, 03/22/18	4,425	4,417,748
1.27%, 03/29/18	42,825	42,740,391
1.30%, 04/05/18	33,270	33,194,412
1.29%, 05/03/18	10,000	9,967,800
1.47%, 05/31/18	1,345	1,338,566
1.48%, 06/07/18	11,470	11,411,328
1.49%, 06/14/18	1,650	1,641,064
1.52%, 06/21/18	515	512,005
1.56%, 06/28/18	18,740	18,622,125
1.61%, 07/12/18	7,000	6,950,387
1.64%, 07/19/18	9,000	8,932,400
1.66%, 08/02/18	13,000	12,893,201
U.S. Treasury Notes:
1.00%, 02/15/18	5,670	5,670,172
0.75%, 02/28/18	3,790	3,788,955
0.75%, 03/31/18	1,455	1,453,395
1.38%, 07/31/18	3,360	3,359,025
0.88%, 10/15/18	1,195	1,188,179

Total U.S. Treasury Obligations — 25.2% (Cost — $168,081,153)		168,081,153

Total Repurchase Agreements — 30.0%		199,615,000

Total Investments — 102.5% (Cost — $682,749,551)		682,749,551
Liabilities in Excess of Other Assets — (2.5)%		(16,356,141)

Net Assets — 100.0%		$666,393,410

1

Schedule of Investments (unaudited) (continued) January 31, 2018	Retirement Reserves Money Fund

(a)	Floating rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
BNP Paribas Securities Corp.	1.33%		01/31/18	02/01/18	60,000	$60,000	$60,002,217	U.S. Treasury Obligations, 0.00% to 2.13%, due 6/14/18 to 5/15/36	$62,061,260	$61,200,000
BNP Paribas Securities Corp.	1.34	%(a)	01/11/18	02/07/18	3,115	3,115	3,118,131	U.S. Treasury Obligations, 0.00% to 3.63%, due 3/31/18 to 8/15/45	4,047,229	3,177,300

Total BNP Paribas Securities Corp.						$63,115				$64,377,300

Goldman Sachs & Co.	1.43%		01/31/18	02/07/18	13,000	13,000	13,003,615	Treasury Obligation and U.S. Government Sponsored Agency Obligations, 0.00% to 5.50%, due 8/20/23 to 10/15/52	30,416,411	13,268,303
HSBC Securities (USA), Inc.	1.30%		01/30/18	02/06/18	4,000	4,000	4,001,011	U.S. Treasury Obligation, 0.13%, due 4/15/21	3,955,000	4,082,216
HSBC Securities (USA), Inc.	1.32%		01/31/18	02/07/18	7,500	7,500	7,501,925	U.S. Treasury Obligation, 0.13%, due 4/15/21	7,415,000	7,653,509

Total HSBC Securities (USA), Inc.						$11,500				$11,735,725

J.P. Morgan Securities LLC	1.75	%(a)	01/31/18	03/07/18	22,000	22,000	22,037,431	U.S. Government Sponsored Agency Obligation, 4.00%, due 9/20/47	21,995,000	22,442,886
J.P. Morgan Securities LLC	1.37%		01/31/18	02/01/18	35,000	35,000	35,001,332	U.S. Treasury Obligation, 1.44%, due 1/31/20	35,705,000	35,702,499

Total J.P. Morgan Securities LLC						$57,000				$58,145,385

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%		01/31/18	02/01/18	5,000	5,000	5,000,188	U.S. Treasury Obligation, 2.50%, due 1/31/25	5,150,800	5,100,097
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.36%		01/31/18	02/01/18	10,000	10,000	10,000,378	U.S. Government Sponsored Agency Obligation, 3.50%, due 5/20/46	13,144,172	10,200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.43%		01/31/18	02/07/18	4,000	4,000	4,001,112	U.S. Government Sponsored Agency Obligation, 3.00%, due 11/01/46	4,500,338	4,120,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$19,000				$19,420,097

Mizuho Securities USA, Inc.	1.37%		01/31/18	02/01/18	20,000	20,000	20,000,761	U.S. Government Sponsored Agency Obligation, 4.00%, due 9/01/47	19,910,215	20,600,001
TD Securities (USA) LLC	1.33%		01/31/18	02/01/18	5,000	5,000	5,000,185	U.S. Treasury Obligation, 2.38%, due 1/31/23	5,132,100	5,100,024
TD Securities (USA) LLC	1.35%		01/31/18	02/01/18	5,000	5,000	5,000,188	U.S. Treasury Obligation and U.S. Government Sponsored Agency Obligation, 3.38% to 7.25%, due 5/15/30 to 4/15/32	2,741,800	5,100,034

Total TD Securities (USA) LLC						$10,000				$10,200,058

2

Schedule of Investments (unaudited) (continued) January 31, 2018	Retirement Reserves Money Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Wells Fargo Securities LLC	1.33%	01/26/18	02/02/18	6,000	$6,000	$6,001,552	U.S. Government Sponsored Agency Obligation, 4.00%, due 11/01/47	$6,015,569	$ 6,180,000

					$199,615				$203,926,869

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$682,749,551	$—	$682,749,551

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2018, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

                Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

                Date: March 21, 2018

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of Retirement Reserves Money Fund of Retirement Series Trust

                Date: March 21, 2018